PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	$ 638,510	$ 623,223
Less: Accumulated depreciation	(98,513)	(74,852)
Property, plant and equipment, net excluding construction in progress	539,997	548,371
Total	540,242	548,511
Dams and reservoirs
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	348,905	339,123
Buildings
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	127,356	124,154
Machinery
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	158,527	153,837
Transportation equipment
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	1,925	1,865
Electronic equipment and others
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	1,797	4,244
Construction in progress, net
Property, plant and equipment, net
Construction in progress, net	$ 245	$ 140	$ 1,190